SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Rate of Depreciation of Property, Plant and Equipment [Table Text Block]
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral and scientific equipment	33
Office furniture and equipment	25

Employee Stock Awards [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
For employees' awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.69%-0.74%	1.85%	-
Expected volatility	89.99%	85.75%	-
Expected life (in years)	5.0	2.97	-
Expected dividend yield	0%	0%	-

Non Employee Stock Awards [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
For non - employees awards, the option-pricing model requires a number of assumptions as noted below:

	December 31,
	2012	2011	2010

Risk-free interest rate	0.70%-1.78%	0.34%-3.52%	0.46%-3.23%
Expected volatility	78.9%-89.0%	51.1%-87.7%	44.6%-105.2%
Expected life (in years)	4.5-10.0	0.5-8.1	0.3-8.4
Expected dividend yield	0%	0%	0%